4. FAIR VALUE: Fair Value Measurements, by Fair Value hierarchy (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Corporate Debt Securities
Investments, Fair Value Disclosure	$ 445,325	$ 311,442
US States and Political Subdivisions Debt Securities
Investments, Fair Value Disclosure	204,012,195	211,888,274
Investments, Fair Value Disclosure	204,457,520	212,199,716
Fair Value, Inputs, Level 1 | Corporate Debt Securities
Investments, Fair Value Disclosure	445,325	311,442
Fair Value, Inputs, Level 1 | US States and Political Subdivisions Debt Securities
Investments, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 1
Investments, Fair Value Disclosure	445,325	311,442
Fair Value, Inputs, Level 2 | Corporate Debt Securities
Investments, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 2 | US States and Political Subdivisions Debt Securities
Investments, Fair Value Disclosure	204,012,195	211,888,274
Fair Value, Inputs, Level 2
Investments, Fair Value Disclosure	204,012,195	211,888,274
Fair Value, Inputs, Level 3 | Corporate Debt Securities
Investments, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 3 | US States and Political Subdivisions Debt Securities
Investments, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 3
Investments, Fair Value Disclosure	$ 0	$ 0